CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 962,195	$ 752,764	$ 569,946
Cost of revenue (including related party costs of $177,076, $231,803 and $302,910 for the years ended December 31, 2023, 2024 and 2025, respectively)	525,946	413,331	336,343
Gross profit	436,249	339,433	233,603
Operating expenses:
Research and development	122,755	105,487	97,568
Sales and marketing	190,136	250,661	217,035
General and administrative	51,688	51,213	56,059
Total operating expenses	364,579	407,361	370,662
Operating profit (loss)	71,670	(67,928)	(137,059)
Financial expenses (income), net	1,171	11,465	(5,262)
Profit (loss) before income taxes	70,499	(79,393)	(131,797)
Provision for income taxes (benefits)	2,229	(3,845)	2,008
Net Income (loss)	68,270	(75,548)	(133,805)
Net Income (loss) attributable to ordinary shareholders	$ 68,270	$ (75,548)	$ (133,805)
Net Income (loss) per share attributable to ordinary shareholders, basic	$ 0.4	$ (0.45)	$ (0.81)
Net Income (loss) per share attributable to ordinary shareholders, diluted	$ 0.39	$ (0.45)	$ (0.81)
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, basic	169,893,221	167,323,350	164,353,909
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, diluted	175,987,463	167,323,350	164,353,909